Property, plant and equipment	6 Months Ended
Jun. 30, 2021
Text block1 [abstract]
Property, plant and equipment
Note 6. Property, plant and equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total
	$ in thousands
Net book value as of January 1, 2020	3,330	3,160	2,435	14,787	23,712

Additions to tangible assets	487	271	294	29,103	30,156
Disposal of tangible assets	—	(9)	—	(0)	(9)
Reclassification	674	164	186	(1,025)	(1)
Depreciation expense	(166)	(633)	(415)	—	(1,214)
Translation adjustments	8	0	(0)	0	8

Net book value as of June 30, 2020	4,332	2,955	2,500	42,866	52,653

Gross value at end of period	8,994	14,364	4,628	42,866	70,851
Accumulated depreciation and impairment at end of period	(4,661)	(11,409)	(2,128)	(0)	(18,198)
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673

Additions to tangible assets	2,778	2,127	1,046	5,376	11,327
Disposal of tangible assets	(40)	(72)	—	(59)	(171)
Reclassification	1,105	4,568	(860)	(4,859)	(47)
Depreciation expense	(1,056)	(1,399)	(329)	—	(2,784)
Translation adjustments	(333)	(83)	(31)	(73)	(520)

Net book value as of June 30, 2021	19,218	9,577	2,997	47,686	79,478

Gross value at end of period	25,844	24,821	4,603	47,686	102,954
Accumulated depreciation and impairment at end of period	(6,626)	(15,245)	(1,606)	(0)	(23,476)
For the six-month period ended June 30, 2021, we continued our investments in research and development equipment in both the United States of America and France. The addition in tangible assets reflects improvements of Calyxt and Cellectis sites for $2.8 million and other equipment for $3.2 million ($2.1 million of technical equipment and $1.1 million of other equipment).
Assets under construction as of June 30, 2021 primarily relates to Cellectis’ new raw materials manufacturing facility and offices in Paris ($2.0 million), and a new commercial manufacturing facility in Raleigh, North Carolina ($41.4 million), and the balance relates to capital expenditure in Cellectis’ New York office and in the Plants Segment. The assets put into service in 2021 mainly concern Cellectis’ Paris and Raleigh manufacturing facilities and offices for $3.8 million, with the remaining part relating to Calyxt.